Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
The amounts in the accompanying consolidated statements of operations are analyzed as follows:

	2022	2021	2020
Interest expense on bank debt (Note 8)	$3,191	$1,596	$1,710
Interest expense and other fees on related party debt (Note 5)	277	-	-
Amortization of deferred financing costs on bank and related party debt	402	143	325
Commitment fees and other	96	62	54
Total	$3,966	$1,801	$2,089